Accounts and Notes Receivable, Net	12 Months Ended
Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 4. Accounts and Notes Receivable, Net

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2014	2013
	US$(’000)	US$(’000)

Accounts receivable, gross	$5,205	$4,795
Less: allowance for doubtful accounts	(395)	(527)
Accounts receivable, net	4,810	4,268

Notes receivable	-	228

Total Accounts and Notes Receivable	$4,810	$4,496

An analysis of allowance for the doubtful accounts is as follows:

	As of September 30,
	2014	2013
	US$(’000)	US$(’000)

Balance at the beginning of the year	$(527)	$-
Bad debt expense		(527)
Write offs	132	-

Balance at the end of the year	$(395)	$(527)

For the year ended September 30, 2014, the Company has made US$0.4 million allowance for doubtful accounts and charged to bad debt expenses since these accounts receivable were non-collectible. For the year ended September 30, 2013, the Company has made US$0.5 million allowance for doubtful accounts and charged to bad debt expenses since these accounts receivable were non-collectible.

There was no notes receivable for the year ended September 30, 2014 and $228,000 notes receivable for the year ended September 30, 2013.

As of September 30, 2014 and 2013, all accounts and notes receivable were due from third party customers.

Any additions, deductions and amounts recovered of the Company's allowance for doubtful accounts are recorded within general and administration expenses for the respective periods.